Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Commissions and fees									$ 3,767	$ 3,633	$ 3,458
Gross Investment Income, Operating									16	15	18
Other income									19	7	4
Total Revenues	$ 958	$ 812	$ 935	$ 1,097	$ 919	$ 795	$ 890	$ 1,051	3,802	3,655	3,480
EXPENSES
Salaries and benefits									(2,314)	(2,207)	(2,475)
Other operating expenses									(659)	(636)	(600)
Depreciation expense									(92)	(94)	(79)
Amortization of intangible assets									(54)	(55)	(59)
Restructuring Costs									(36)	0	0
Goodwill impairment charge									0	0	(492)
Total expenses	(819)	(778)	(787)	(771)	(774)	(725)	(723)	(770)	(3,155)	(2,992)	(3,705)
OPERATING (LOSS) INCOME									647	663	(225)
Other Nonoperating Income (Expense)									6	22	16
Income from group undertakings									0	0	0
Expenses due to group undertakings									0	0	0
Loss on extinguishment of debt									0	(60)	0
Interest expense									(135)	(126)	(128)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates									518	499	(337)
Income taxes									(159)	(122)	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									359	377	(438)
Interest in earnings of associates, net of tax									14	0	5
EQUITY ACCOUNT FOR SUBSIDIARIES									0	0	0
Net income (loss)	83	(8)	48	250	74	(27)	107	223	373	377	(433)
Less: net income attributable to noncontrolling interests									(11)	(12)	(13)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 76	$ (7)	$ 47	$ 246	$ 68	$ (27)	$ 105	$ 219	362	365	(446)
Parent Company [Member]
REVENUES
Commissions and fees									0	0	0
Gross Investment Income, Operating									0	0	0
Other income									0	0	0
Total Revenues									0	0	0
EXPENSES
Salaries and benefits									(1)	(1)	(2)
Other operating expenses									(16)	(5)	(6)
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring Costs									0
Goodwill impairment charge											0
Total expenses									(17)	(6)	(8)
OPERATING (LOSS) INCOME									(17)	(6)	(8)
Other Nonoperating Income (Expense)									(15)	5	2
Income from group undertakings									0	0	0
Expenses due to group undertakings									0	(10)	0
Loss on extinguishment of debt										0
Interest expense									(43)	(42)	(43)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates									(75)	(53)	(49)
Income taxes									0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(75)	(53)	(49)
Interest in earnings of associates, net of tax									0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES									437	418	(397)
Net income (loss)									362	365	(446)
Less: net income attributable to noncontrolling interests									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									362	365	(446)
Other Guarantors [Member]
REVENUES
Commissions and fees									0	0	0
Gross Investment Income, Operating									0	0	0
Other income									0	0	0
Total Revenues									0	0	0
EXPENSES
Salaries and benefits									0	0	0
Other operating expenses									(95)	(69)	(80)
Depreciation expense									(4)	(3)	(1)
Amortization of intangible assets									0	0	0
Restructuring Costs									(11)
Goodwill impairment charge											0
Total expenses									(110)	(72)	(81)
OPERATING (LOSS) INCOME									(110)	(72)	(81)
Other Nonoperating Income (Expense)									(220)	(4)	(2)
Income from group undertakings									221	191	201
Expenses due to group undertakings									(33)	(34)	(67)
Loss on extinguishment of debt										0
Interest expense									(35)	(16)	(7)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates									(177)	65	44
Income taxes									25	23	31
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(152)	88	75
Interest in earnings of associates, net of tax									10	9	8
EQUITY ACCOUNT FOR SUBSIDIARIES									570	320	(480)
Net income (loss)									428	417	(397)
Less: net income attributable to noncontrolling interests									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									428	417	(397)
The Issuer
REVENUES
Commissions and fees									8	8	0
Gross Investment Income, Operating									0	0	1
Other income									0	0	0
Total Revenues									8	8	1
EXPENSES
Salaries and benefits									(81)	(103)	(96)
Other operating expenses									(38)	(163)	(78)
Depreciation expense									(17)	(20)	(15)
Amortization of intangible assets									0	0	0
Restructuring Costs									(3)
Goodwill impairment charge											0
Total expenses									(139)	(286)	(189)
OPERATING (LOSS) INCOME									(131)	(278)	(188)
Other Nonoperating Income (Expense)									0	0	(1)
Income from group undertakings									313	364	316
Expenses due to group undertakings									(179)	(141)	(147)
Loss on extinguishment of debt										(60)
Interest expense									(45)	(63)	(70)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates									(42)	(178)	(90)
Income taxes									24	0	34
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(18)	(178)	(56)
Interest in earnings of associates, net of tax									0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES									76	150	(172)
Net income (loss)									58	(28)	(228)
Less: net income attributable to noncontrolling interests									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									58	(28)	(228)
Other
REVENUES
Commissions and fees									3,759	3,625	3,458
Gross Investment Income, Operating									16	15	17
Other income									19	7	4
Total Revenues									3,794	3,647	3,479
EXPENSES
Salaries and benefits									(2,232)	(2,103)	(2,377)
Other operating expenses									(510)	(399)	(436)
Depreciation expense									(71)	(71)	(63)
Amortization of intangible assets									(54)	(55)	(59)
Restructuring Costs									(22)
Goodwill impairment charge											(492)
Total expenses									(2,889)	(2,628)	(3,427)
OPERATING (LOSS) INCOME									905	1,019	52
Other Nonoperating Income (Expense)									11	31	17
Income from group undertakings									102	86	111
Expenses due to group undertakings									(424)	(456)	(414)
Loss on extinguishment of debt										0
Interest expense									(12)	(5)	(8)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates									582	675	(242)
Income taxes									(208)	(145)	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									374	530	(408)
Interest in earnings of associates, net of tax									4	(9)	(3)
EQUITY ACCOUNT FOR SUBSIDIARIES									0	0	0
Net income (loss)									378	521	(411)
Less: net income attributable to noncontrolling interests									(11)	(12)	(13)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									367	509	(424)
Consolidating adjustments
REVENUES
Commissions and fees									0	0	0
Gross Investment Income, Operating									0	0	0
Other income									0	0	0
Total Revenues									0	0	0
EXPENSES
Salaries and benefits									0	0	0
Other operating expenses									0	0	0
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring Costs									0
Goodwill impairment charge											0
Total expenses									0	0	0
OPERATING (LOSS) INCOME									0	0	0
Other Nonoperating Income (Expense)									230	(10)	0
Income from group undertakings									(636)	(641)	(628)
Expenses due to group undertakings									636	641	628
Loss on extinguishment of debt										0
Interest expense									0	0	0
(Loss) Income from continuing operations before income taxes and interest in earnings of associates									230	(10)	0
Income taxes									0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									230	(10)	0
Interest in earnings of associates, net of tax									0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES									(1,083)	(888)	1,049
Net income (loss)									(853)	(898)	1,049
Less: net income attributable to noncontrolling interests									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									$ (853)	$ (898)	$ 1,049